SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangible assets - patent, net, Beginning balance			$ 1,850
Depreciation			(123)
write off of patent	[1]		(1,727)
Capitalization of model 3.0 smart carts	[2]	637
Intangible assets - patent, net, Ending balance		$ 637

[1]	In February 2024, the Company decided to cease the development of its patent and recognized a loss as a result of impairment to its patent in the amount of $1,727 in the consolidated statement of comprehensive loss for the year ended December 31, 2024.
[2]	During the year, the Company identified development costs in the amount $637 in respect of the model 3.0 smart cart.